Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Summary of Interest Expense on Deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2023	2022	2021
	(In thousands)
Savings and interest-bearing checking	$24,601	$6,078	$2,101
Reciprocal	23,429	4,421	764
Time	13,766	1,902	1,507
Brokered time	13,279	1,750	93
Total	$75,075	$14,151	$4,465

Summary of Maturity of Time Deposits
A summary of the maturity of time deposits at December 31, 2023, follows (1):

(In thousands)
2024	$888,776
2025	15,105
2026	7,779
2027	3,399
2028	2,984
2029 and thereafter	28
Total	$918,071

(1)	Includes time deposits, brokered time deposits and reciprocal time deposits

Summary of Reciprocal Deposits	A summary of reciprocal deposits at December 31 follows:

	2023	2022
	(In thousands)
Demand	$722,407	$554,585
Money market	607	1,196
Time	109,006	46,794
Total	$832,020	$602,575